Risk Management (Tables)	3 Months Ended
Mar. 31, 2026
Risk Management [Abstract]
Schedule of Credit Exposure from Financial Assets, Pre-approved Credit Card Limits and Derivative Financial Instruments

The Group’s credit exposure from financial assets, pre-approved credit card limits and derivative financial instruments is presented in the table below:

	March 31, 2026	December 31, 2025

Cash and cash equivalents	5,478,020	3,863,395

Financial assets measured at fair value through other comprehensive income	2,873,043	3,000,551
Financial Investments	2,873,043	3,000,551

Financial assets measured at fair value through profit or loss	73,069	71,451
Financial Investments	43,903	42,435
Derivative financial instruments	29,166	29,016

Financial assets measured at amortized cost	33,085,800	29,861,939
Financial Investments	2,813,277	2,891,089
Trade receivables	3,903,868	4,146,321
Consumer loans	24,110,990	20,913,519
Other receivables	2,257,666	1,911,010

Pre-approved credit card limits (off-balance) (1)	8,436,097	7,454,802
Total	49,946,028	44,252,138

(1)	The amounts presented in this line represent potential exposure and correspond to the total authorized credit limits granted to customers, assuming full utilization (100%) of the available limits on their credit cards. Actual exposure may differ from these amounts based on customers’ effective usage patterns and repayment behavior.

Schedule of Demonstrates the Sensitivity of the Fair Value

The analysis below demonstrates the sensitivity of the fair value of the group’s financial instruments to an increase of 1 basis point (DV01) in the Brazilian interest rates.

	DV01 – March 31, 2026
	Asset	Liability	Derivative	Net
Fixed interest rate financial instruments	(3,259)	2,332	901	(26)

	DV01 - December 31, 2025
	Asset	Liability	Derivative	Net
Fixed interest rate financial instruments	(2,982)	2,053	942	12

Schedule of Financial Assets at Fair Value through other Comprehensive Income

For designated and qualifying fair value hedges, the cumulative change in the fair value of the hedging derivative and of the hedged item is recognized in the consolidated financial statements of profit or loss in “interest income and gains (losses) on financial instruments – Financial assets at fair value through other comprehensive income”.

	March 31, 2026
	Total amount of	Fair value adjustment to the hedge object		Fair value adjustment to the Hedging	Hedge
	hedged item	Asset	Liability	instrument	effectiveness
Interest rate risk
Interest Rate Contracts - Future and Swap - Public Payroll loans (1)	1,713,066	-	(3,634)	3,634	100%
Interest Rate Contracts - Future and Swap - Private Payroll loans	2,363,298	-	(15,644)	15,644	100%
Interest Rate Contracts - Future and Swap – FGTS Advances (2)	3,843,005	-	(53,699)	53,699	100%
Interest Rate Contracts - Future - Liabilities Pre	(2,003,715)	-	(35,092)	35,004	100%
Interest Rate Contracts - Future - LTN Bonds	752,439	9,547	-	(9,547)	100%
Interest Rate Contracts - Future - Titles NTNF	1,058,444	-	(19,313)	19,461	101%
Interest Rate Contracts - Future - LF Sub(3)	(282,039)	9,167	-	(9,437)	100%
Interest Rate Contracts - Future - Advances on energy receivables	1,080,645	-	(10,173)	10,285	101%
Total	8,525,143	18,714	(137,555)	118,743	100%
	December 31, 2025
	Total amount of hedged	Fair value adjustment to the hedge object		Fair value adjustment to the Hedging	Hedge
	item	Asset	Liability	instrument	effectiveness
Interest rate risk
Interest Rate Contracts - Future and Swap - Payroll loans (1)	1,705,083	1,539	-	(1,539)	100%
Interest Rate Contracts - Future and Swap – FGTS Advances (2)	5,452,205	-	(33,499)	33,499	100%
Interest Rate Contracts - Future - Liabilities Fixed-Rate	(1,628,546)	-	(53,272)	53,335	100%
Interest Rate Contracts - Future - LTN Bonds	934,083	15,709	-	(15,709)	100%
Interest Rate Contracts - Future - NTN-FBonds	1,132,440	-	(8,383)	8,534	102%
Interest Rate Contracts - Future - LF Sub(3)	(279,418)	3,014	-	(3,823)	100%
Interest Rate Contracts - Future - Advances on energy receivables	1,056,634	-	(1,220)	1,206	99%
Total	8,372,481	20,262	(96,374)	75,503	99%

(1)	Payroll loan – From the value of the hedging instrument of R$ 3,634 as of March 31, 2026 (R$ 1,539 as December 31, 2025), it is composed by: Swap R$ 0 for the period ended March 31, 2026 (R$ (4) for the period ended December 31, 2025) and R$ 3,634 for the period ended March 31, 2026 by futures contracts (R$ 1,543 for the year ended December 31, 2025) to futures contracts.

(2)	FGTS advances- The value of the hedging instrument of R$ 53,699 as of March 31, 2026 (R$ 33,499 as of December 31, 2025), it is composed of Swap R$ 8,585 for the period ended March 31, 2026 (R$ 9,181 for the year ended December 31, 2025) and R$ 45,114 by futures contracts for the period ended March 31, 2026 (R$ 24,318 for the year ended December 31, 2025).

(3)	LF Sub - For the LF Sub´s hedge effectiveness, a regression model is used, verifying if there is an economic relationship between the movements of the hedging object and instrument.

Schedule of Liabilities

Liabilities

	Up to 30 days	From 31 to 60 days	From 61 to 90 days	From 91 to 180 days	From 181 to 365 days	Over 365 days	Total
As of March 31, 2026
Third-party funds - payment accounts	979,128	-	-	-	-	-	979,128
Third-party funds – CDB’s	10,959,692	2,422,129	1,193,876	2,745,783	3,844,910	8,606,174	29,772,564
Third party funds - financial instruments	-	-	-	-	-	776,613	776,613
Third-party funds – Others	457,860	-	-	-	-	-	457,860
Obligations to FIDC FGTS quota holders	-	-	-	-	-	722,255	722,255
Trade payables	2,745,636	970,929	594,436	428,352	942,598	131,773	5,813,723
Derivative financial instrument	9,768	-	-	-	-	-	9,768
Total	15,152,084	3,393,058	1,788,312	3,174,135	4,787,508	10,236,815	38,531,911

As of December 31, 2025
Third-party funds - payment accounts	856,573	-	-	-	-	-	856,573
Third-party funds – CDB’s	10,206,007	2,270,216	1,118,998	2,573,571	3,603,763	8,066,409	27,838,964
Third party funds - financial instruments	-	-	-	-	-	752,571	752,571
Third-party funds – Others	526,722	-	-	-	-	-	526,722
Obligations to FIDC FGTS quota holders	-	-	-	-	-	815,557	815,557
Trade payables	2,333,625	955,257	651,297	1,057,411	485,049	14,474	5,497,113
Derivative financial instrument	15,751	-	-	-	-	-	15,751
Total	13,938,678	3,225,473	1,770,295	3,630,982	4,088,812	9,649,011	36,303,251

Schedule of Capital Ratios

The following table presents the Group’s capital ratios as of March 31, 2026 and December 31, 2025, calculated according to BACEN’s regulation on capital requirements and accounting, which differs from IFRS in some respects, notably in the scope of consolidation and in the calculation of expected losses.

	March 31, 2026	December 31, 2025
Common Equity Tier I	3,544,350	1,893,357
Tier I	3,544,350	1,893,357
Tier II	523,106	508,457
Total Capital (Tier I + Tier II)	4,067,456	2,401,814

Risk-Weighted Assets (RWA)	24,061,124	20,460,446
Credit Risk (RWA CPAD)	19,703,563	16,534,435
Market Risk (RWA MPAD)	9,655	75,125
Operational Risk (RWA OPAD)	2,424,346	1,972,208
Payment Service Risk (RWA SP)	1,923,560	1,878,678
Common Equity Tier I Ratio	14.73%	9.25%
Tier I Ratio	14.73%	9.25%
CAR (Total Capital Ratio)	16.90%	11.74%

Schedule of Fair Value of Financial Instruments

The following is a description of the method for determining the fair value of financial instruments. The valuation techniques incorporate estimates of the assumptions that a market participant would use to value the instruments.

	March 31, 2026
	Level 1	Level 2	Level 3	Total
Financial assets
Financial assets measured at fair value through other comprehensive income
Government Bonds – LFT	2,872,001	-	-	2,872,001
Government Bonds – NTN	1,042	-	-	1,042
Total	2,873,043	-	-	2,873,043

Financial assets measured at amortized cost
Government Bonds – LTN	780,821	-	-	780,821
Investment Fund Quotas	103,708	-	-	103,708
Government Bonds – NTN	1,767,106	-	-	1,767,106
Total	2,651,635	-	-	2,651,635

Derivative financial instruments - Interest rate derivatives measured at fair value through profit or loss
Swaps contracts (1)	-	26,472	-	26,472
DI1 and DDI - future contract	2,694	-	-	2,694
Total	2,694	26,472	-	29,166

Other financial assets measured at fair value through profit or loss
Government Bonds – LFT	36,416	-	-	36,416
Other Investments	7,487	-	-	7,487
Total	43,903	-	-	43,903

Total Financial assets	5,571,275	26,472	-	5,597,747

Financial liabilities

Derivative measured at fair value through profit or loss
Swaps contracts (1)	-	9,768		9,768
Total Financial Liabilities	-	9,768	-	9,768

(1)	Interest rate swap contracts are commitments to settle in cash on a future date or dates, the difference between two specified financial indices (two different interest rates in a single currency or two different rates each in a different currency) applied to a principal reference value.
	December 31, 2025
	Level 1	Level 2	Level 3	Total
Financial assets

Financial assets measured at fair value through other comprehensive income
Government Bonds – LFT	2,999,516	-	-	2,999,516
Government Bonds – NTN	1,035	-	-	1,035
Total	3,000,551	-	-	3,000,551

Financial assets measured at amortized cost
Government Bonds – LTN	965,840	-	-	965,840
Investment Fund Quotas	99,926			99,926
Government Bonds – NTN	1,825,323	-	-	1,825,323
Total	2,891,089	-	-	2,891,089

Derivative financial instruments - Interest rate derivatives measured at fair value through profit or loss
Swaps contracts (1)	-	27,572	-	27,572
DI1 - future contract	1,299	-	-	1,299
DI1 e DDI - future contract	145	-	-	145
Total	1,444	27,572	-	29,016

Other financial assets measured at fair value through profit or loss
Government Bonds – LFT	35,203	-	-	35,203
Other Investments	7,232	-	-	7,232

Total	42,435	-	-	42,435
Total Financial assets	5,935,520	27,572	-	5,963,092

Financial liabilities

Derivative measured at fair value through profit or loss
DI1 - future contract	1,674	-	-	1,674
Swaps contracts (1)	-	14,077	-	14,077
Total Financial Liabilities	1,674	14,077	-	15,751

Schedule of Financial Assets and Liabilities

Financial assets

	March 31, 2026
	Carrying amount	Fair Value

Fair Value of financial instruments measured at fair value through profit or loss	29,166	29,166
Derivative financial instruments	29,166	29,166

Fair Value of financial instruments measured at amortized cost	37,937,906	37,854,756
Cash and cash equivalents	5,478,020	5,478,020
Financial Investments	2,813,277	2,813,277
Amounts receivable from card issuers	3,194,804	3,194,804
Consumer loans	24,194,140	24,110,990
Other receivables (1)	2,257,666	2,257,666
Total	37,967,072	37,883,922

(1)	Balance composed of: Receivables from purchasers, Receivables from customers, Receivables - related parties, Compulsory deposits in Central Bank and Sundry receivables.

Financial liabilities

	March 31, 2026
	Carrying amount	Fair Value

Fair Value of financial instruments measured at fair value through profit or loss	35,989	35,989
Derivative financial instruments	35,989	35,989

Fair Value of financial instruments measured at amortized cost	38,522,143	38,522,143
Third-party funds - payment account	979,128	979,128
Third-party funds - CDBs	29,772,564	29,772,564
Third-party funds - financial instruments	776,613	776,613
Third-party funds - Others	457,860	457,860
Trade payables	5,813,723	5,813,723
Obligations to FIDC FGTS quota holders	722,255	722,255
Total	38,558,132	38,558,132

Financial assets

	December 31, 2025
	Carrying amount	Fair Value

Fair Value of financial instruments measured at fair value through profit or loss	29,016	29,016
Derivative financial instruments	29,016	29,016

Fair Value of financial instruments measured at amortized cost	33,758,513	33,725,334
Cash and cash equivalents	3,863,395	3,863,395
Financial Investments	2,891,089	2,891,089
Amounts receivable from card issuers	3,273,306	3,273,306
Consumer loans	20,946,698	20,913,519
Other receivables (1)	2,784,025	2,784,025
Total	33,787,529	33,754,350

Financial liabilities

	December 31, 2025
	Carrying amount	Fair Value

Fair Value of financial instruments measured at fair value through profit or loss	15,751	15,751
Derivative financial instruments	15,751	15,751

Fair Value of financial instruments measured at amortized cost	36,287,500	36,287,500
Third-party funds - payment account	856,573	856,573
Third-party funds - CDBs	27,838,964	27,838,964
Third-party funds - financial instruments	752,571	752,571
Third-party funds - Others	526,722	526,722
Trade payables	5,497,113	5,497,113
Obligations to FIDC FGTS quota holders	815,557	815,557
Total	36,303,251	36,303,251